Summary of Significant Accounting Policies (Details) - Schedule of Diluted Net Loss Per Share - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Diluted Net Loss Per Share [Line Items]
Total	12,345	11,945
Warrants [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Total	12,345	11,945